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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-A

                              FORM 13F-A COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         First Chester County Corporation
                 --------------------------------
   Address:      First National Wealth Management
                 --------------------------------
                 PO Box 3105
                 --------------------------------
                 West Chester, PA 19381
                 --------------------------------

Form 13F File Number: 28-10515
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carl Anderson
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   484-881-4127
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Carl Anderson             West Chester, PA    May 18, 2010
   -------------------------------    ----------------    ------------
           [Signature]                  [City, State]        [Date]

First Chester County Corporation (the "Company") is amending the Form 13F filed on May 14, 2010, which was inadvertently filed under the Company's central index key rather than on behalf of it's wholly-owned banking subsidiary, First National Bank of Chester County (the "Bank"). The Bank is re-filing the Form 13F under its central index key.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:   (000'S Omitted)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE.